OLD WESTBURY FUNDS, INC.

(the “Corporation”)

Old Westbury Small & Mid Cap Strategies Fund

Old Westbury Large Cap Strategies Fund

(together, the “Funds”)

Supplement dated July 26, 2018 to the
Prospectus dated March 1, 2018

This Supplement updates, and should be read in conjunction with, the information provided in the Funds’ Prospectus dated March 1, 2018.

Important Notice Regarding Investment Sub-Advisers and Portfolio Managers

Old Westbury Small & Mid Cap Strategies Fund

On July 18, 2018, Mondrian Investment Partners Limited (“Mondrian”) was removed as a sub-adviser for a portion of the Old Westbury Small & Mid Cap Strategies Fund (the “Small & Mid Cap Strategies Fund”) portfolio by the Board of Directors (the “Board”) of the Corporation. Following the wind down of its investment sleeve (the “Effective Date”) Mondrian will cease to serve as investment sub-adviser to the Small & Mid Cap Strategies Fund and Bessemer Investment Management LLC, the Fund’s investment adviser, will assume the day-to-day investment management responsibility for the portion of the Small & Mid Cap Strategies Fund’s assets managed by Mondrian prior to the Effective Date.

Accordingly, all references and information with regard to Mondrian, including Mondrian’s portfolio manager, are deleted as of the Effective Date.

In addition, at a meeting held on July 18, 2018, the Board of the Corporation approved the appointment of Acadian Asset Management LLC (“Acadian”) as a sub-adviser to the Small & Mid Cap Strategies Fund.

Accordingly, effective July 19, 2018:

•	The following paragraph is added after the last paragraph under the heading “Management of the Fund – Portfolio Managers and Sub-Advisers.” on page 18:

Acadian Asset Management LLC (“Acadian”) is responsible for the day-to-day management of a portion of the Fund’s portfolio subject to the oversight of the Adviser. Acadian’s portion of the Fund has been managed by a team of investment professionals led by John Chisholm and Brendan Bradley since July 19, 2018.

•	The following paragraph is added after the second paragraph under the heading “WHO MANAGES THE FUNDS? – Sub-Advisers” beginning on page 45:

Acadian Asset Management LLC (“Acadian”) located at 260 Franklin Street, Boston, MA, 02110, is responsible for the day-to-day management of a portion of the Small & Mid Cap Strategies Fund’s portfolio subject to the oversight of the Adviser. As of June 30, 2018, Acadian had approximately $96.8 billion total assets under management. The fee Acadian receives, which is paid by the Adviser from the fee it receives from the Fund, is included in the advisory fee rate set forth above.

•	The following paragraphs are added after the last paragraph under the section entitled “WHO MANAGES THE FUNDS? – Portfolio Managers – Small & Mid Cap Strategies Fund” beginning on page 49:

John R. Chisholm currently serves as Acadian’s co-chief executive officer, as well as co-chief investment officer. He served as Acadian’s sole CIO from 1998 to 2017, where he oversaw Acadian’s investment process and investment team, and directed Acadian’s portfolio management and research. Prior to co-founding Acadian in 1987, John served as a systems engineer at Draper Laboratories, and as an analyst for the International Asset Management Department at the State Street Bank and Trust Company (now SSgA). He earned an M.S. in business and finance from the Sloan Business School at MIT, and a B.S. in engineering from MIT.

Brendan O. Bradley serves as Senior Vice President and Co-Chief Investment Officer of Acadian. Brendan joined Acadian in 2004 and has 20 years of investment experience. Brendan has served as the firm’s director of portfolio management, overseeing portfolio management policy, and was also previously the director of Acadian’s managed volatility strategies. He is a member of the Acadian Executive Committee. Brendan earned a Ph.D. in applied mathematics from Boston University and a B.A. in physics from Boston College.

Ryan Taliaferro serves as Senior Vice President and Director of equity strategies of Acadian. Ryan joined Acadian in 2011 and has 16 years of professional experience. Ryan received a Ph.D in Business Economics (Finance) from Harvard University, an M.B.A. in Finance and Economics from the University of Chicago, an A.M in Economics and an A.M. in Physics from Harvard University and an A.B. in Physics from Harvard University.

Harry Gakidis joined Acadian in 2014 and serves as lead portfolio manager for core strategies of Acadian. Prior to joining Acadian, Harry worked as a senior quantitative strategist at Loomis Sayles, where he founded the firm’s quantitative Strategy Lab and co-managed a U.S. equity long/short strategy. Prior to his work at Loomis Sayles, he was senior vice president, fixed income quantitative risk and relative value specialist at Putnam Investments. In this role, Harry built and managed a book of systematic alpha strategies in domestic investment-grade and high-yield credit. He earned a Ph.D. in economics from MIT and holds an A.B. in economics from Harvard University.

Old Westbury Large Cap Strategies Fund

Effective July 2, 2018 (the “Effective Date”), Rusty Johnson will no longer act as a portfolio manager for a portion of the Old Westbury Large Cap Strategies Fund’s portfolio.

Accordingly:

•	All references and information with regard to Rusty Johnson are deleted as of the Effective Date.

•	The second sentence in the last paragraph under the heading “Management of the Fund – Portfolio Managers and Sub-Advisers.” on page 9 is deleted in its entirety and replaced with the following:

Messrs. Shaw and Crawshaw are co-lead portfolio managers and have the ultimate authority and accountability with respect to decisions made by Harding Loevner’s investment team.

•	The first sentence in the twelfth paragraph under the heading “WHO MANAGES THE FUNDS? – Portfolio Managers – Large Cap Strategies Fund” on page 47 is deleted in its entirety and replaced with the following:

Mr. Scott Crawshaw is a Co-lead Portfolio Manager of Harding Loevner’s portion of the Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

A21-SUPP0718

OLD WESTBURY FUNDS, INC.

(the “Corporation”)

Old Westbury Small & Mid Cap Strategies Fund

Old Westbury Large Cap Strategies Fund

(together, the “Funds”)

Supplement dated July 26, 2018 to the
Statement of Additional Information (“SAI”) dated March 1, 2018

This Supplement updates, and should be read in conjunction with, the information provided in the Funds’ SAI dated March 1, 2018.

Important Notice Regarding Investment Sub-Advisers and Portfolio Managers

Old Westbury Small & Mid Cap Strategies Fund

On July 18, 2018 Mondrian Investment Partners Limited (“Mondrian”) was removed as a sub-adviser for a portion of the Old Westbury Small & Mid Cap Strategies Fund (the “Small & Mid Cap Strategies Fund”) portfolio by the Board of Directors (the “Board”) of the Corporation. Following the wind down of its investment sleeve (the “Effective Date”), Mondrian will cease to serve as investment sub-adviser to the Small & Mid Cap Strategies Fund and Bessemer Investment Management LLC, the Fund’s investment adviser, will assume the day-to-day investment management responsibility for the portion of the Small & Mid Cap Strategies Fund’s assets managed by Mondrian prior to the Effective Date.

Accordingly, all references and information with regard to Mondrian, including Mondrian’s portfolio manager, are deleted as of the Effective Date.

In addition, at a meeting held on July 18, 2018, the Board of Directors (the “Board”) of the Corporation approved the appointment of Acadian Asset Management LLC (“Acadian”) as a sub-adviser to the Small & Mid Cap Strategies Fund.

Accordingly, effective July 19, 2018:

•	The following information is inserted as a separate paragraph after the last paragraph of the section entitled “WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS? – INVESTMENT ADVISER AND SUB-ADVISERS” beginning on page 42:

The Adviser has also retained Acadian as a sub-adviser to the Small & Mid Cap Strategies Fund pursuant to a sub-advisory agreement between the Adviser and Acadian, agreed to and accepted by Old Westbury Funds, Inc. the (“Acadian Sub-Advisory Contract.”) Pursuant to the Acadian Sub-Advisory Contract, Acadian will, subject to the supervision of the Adviser and the Board and in accordance with the investment objective and policies of the Small & Mid Cap Strategies Fund and applicable laws and regulations, make investment decisions with respect to the purchases of sales of portfolio securities and other assets, the amount of which is determined by the Adviser from time to time. Under the Acadian Sub-Advisory Contract, the Adviser pays Acadian from the advisory fees it receives from the Small & Mid Cap Strategies Fund. Acadian is a subsidiary of BrightSphere Investment Group plc, a publicly traded company.

•	The following changes are made under the section entitled “WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS? – INVESTMENT ADVISER AND SUB-ADVISERS – Additional Portfolio Manager Information”:

o	The table under the heading “Other Accounts Managed by Portfolio Managers” beginning on page 45 is modified by adding the following under “Small & Mid Cap Strategies Fund”:

Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Acadian*
John R. Chisholm	18	$8,701,543,397	93	$28,155,265,647	188	$59,009,818,105
Brendan O. Bradley	18	$8,701,543,397	93	$28,155,265,647	188	$59,009,818,105
Ryan Taliaferro	18	$8,701,543,397	93	$28,155,265,647	188	$59,009,818,105
Harry Gakidis	18	$8,701,543,397	93	$28,155,265,647	188	$59,009,818,105

*Information provided as of June 30, 2018

o	The table under the heading “Other Accounts Managed by Portfolio Managers –Accounts and Assets for which an Investment Advisory Fee is based on Performance” beginning on page 47 is modified by adding the following under “Small & Mid Cap Strategies Fund”:

Portfolio Manager	Other SEC-registered open- end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Acadian*
John R. Chisholm	1	$1,719,794,939	16	$3,515,334,880	25	$8,521,023,904
Brendan O. Bradley	1	$1,719,794,939	16	$3,515,334,880	25	$8,521,023,904
Ryan Taliaferro	1	$1,719,794,939	16	$3,515,334,880	25	$8,521,023,904
Harry Gakidis	1	$1,719,794,939	16	$3,515,334,880	25	$8,521,023,904

*Information provided as of June 30, 2018

o	The table under the heading “Ownership of Securities” beginning on page 49 is modified by adding the following:

	All Cap Core Fund	Large Cap Strategies Fund	All Cap ESG Fund	Fixed Income Fund	Municipal Bond Fund	Small & Mid Cap Fund	Strategic Opportunities Fund
Acadian*
John R. Chisholm	None	None	None	None	None	None	None
Brendan O. Bradley	None	None	None	None	None	None	None
Ryan Taliaferro	None	None	None	None	None	None	None
Harry Gakidis	None	None	None	None	None	None	None

*Information provided as of June 30, 2018

•	The following information is added at the end of the section entitled “Compensation of Portfolio Managers” beginning on page 51:

Acadian. Compensation structure varies among professionals, although the basic package involves a generous base salary, strong bonus potential, profit sharing participation, various benefits, and, among the majority of senior investment professionals and certain other key employees, equity interest in the firm as part of the Acadian Key Employee Limited Partnership.

Compensation is highly incentive-driven, with Acadian often paying in excess of 100% of base pay for performance bonuses. Bonuses are tied directly to the individual’s contribution and performance during the year, with members of the investment team evaluated on such factors as their contributions to the investment process, account retention, asset growth, and overall firm performance. Since portfolio management in our equity strategies is a team approach, investment team members’ compensation is not linked to the performance of specific accounts but rather to the individual’s overall contribution to the success of the team and the firm’s profitability. This helps to ensure an “even playing field” as investment team members are strongly incentivized to strive for the best possible portfolio performance for all clients rather than only for select accounts.

•	The following information is added at the end of the section entitled “Potential Conflicts of Interests” beginning on page 55:

Acadian. A conflict of interest may arise as a result of a portfolio manager being responsible for multiple accounts, including the Small & Mid Cap Strategies Fund, which may have different investment guidelines and objectives. In addition to the Small & Mid Cap Strategies Fund, these accounts may include other mutual funds managed on an advisory or sub-advisory basis, separate accounts and collective trust accounts. An investment opportunity may be suitable for the Small & Mid Cap Strategies Fund as well as for any of the other managed accounts (the “Other Accounts”). However, the investment may not be available in sufficient quantity for all of the accounts to participate fully. In addition, there may be limited opportunity to sell an investment held by the Small & Mid Cap Strategies Fund to the Other Accounts. The Other Accounts may have similar investment objectives or strategies as the Small & Mid Cap Strategies Fund, may track the same benchmarks or indexes as the Small & Mid Cap Strategies Fund tracks, and may sell securities that are eligible to be held, sold or purchased by the Small & Mid Cap Strategies Fund. A portfolio manager may be responsible for accounts that have different advisory fee schedules, which may create the incentive for the portfolio manager to favor one account over another in terms of access to investment opportunities. A portfolio manager may also manage accounts whose investment objectives and policies differ from those of the Small & Mid Cap Strategies Fund, which may cause the portfolio manager to effect trading in one account that may have an adverse effect on the value of the holdings within another account, including the Small & Mid Cap Strategies Fund.

To address and manage these potential conflicts of interest, Acadian has adopted compliance policies and procedures to allocate investment opportunities and to ensure that each of its clients is treated on a fair and equitable basis. Such policies and procedures include, but are not limited to, trade allocation and trade aggregation policies, portfolio manager assignment practices and oversight by investment management and the compliance team.

Old Westbury Large Cap Strategies Fund

Effective July 2, 2018 (the “Effective Date”), Rusty Johnson will no longer act as a portfolio manager for a portion of the Old Westbury Large Cap Strategies Fund’s portfolio.

Accordingly, all references and information with regard to Rusty Johnson are deleted as of the Effective Date.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE